LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Analyzed into:
Current portion	$ 5,906	$ 4,794
Non-current portion	71,742	44,613
Lease liabilities
Leases [Roll Forward]
Carrying amount at January 1, 2025	49,407
Additions	23,946
Accretion of interest recognized during the period	1,170
Payments	(3,210)
Exchange realignment	6,335
Carrying amount at June 30, 2025	77,648
Analyzed into:
Current portion	5,906
Non-current portion	71,742
Carrying amount at June 30, 2025	$ 77,648	$ 49,407